Significant Accounting Policies (All Registrants)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies (All Registrants)	Significant Accounting Policies (All Registrants)
Description of Business (All Registrants)
As of December 31, 2021, Exelon was a utility services holding company engaged in the generation, delivery and marketing of energy through Generation and the energy distribution and transmission businesses through ComEd, PECO, BGE, Pepco, DPL, and ACE.
On February 21, 2021, Exelon’s Board of Directors approved a plan to separate the Utility Registrants and Generation, creating two publicly traded companies. The separation was completed on February 1, 2022. See Note 2 — Discontinued Operations for additional information.

Name of Registrant	Business	Service Territories
Commonwealth Edison Company	Purchase and regulated retail sale of electricity	Northern Illinois, including the City of Chicago
Transmission and distribution of electricity to retail customers
PECO Energy Company	Purchase and regulated retail sale of electricity and natural gas	Southeastern Pennsylvania, including the City of Philadelphia (electricity)
	Transmission and distribution of electricity and distribution of natural gas to retail customers	Pennsylvania counties surrounding the City of Philadelphia (natural gas)
Baltimore Gas and Electric Company	Purchase and regulated retail sale of electricity and natural gas	Central Maryland, including the City of Baltimore (electricity and natural gas)
Transmission and distribution of electricity and distribution of natural gas to retail customers
Pepco Holdings LLC	Utility services holding company engaged, through its reportable segments Pepco, DPL, and ACE	Service Territories of Pepco, DPL, and ACE

Potomac Electric Power Company	Purchase and regulated retail sale of electricity	District of Columbia, and major portions of Montgomery and Prince George’s Counties, Maryland.
Transmission and distribution of electricity to retail customers
Delmarva Power & Light Company	Purchase and regulated retail sale of electricity and natural gas	Portions of Delaware and Maryland (electricity)
	Transmission and distribution of electricity and distribution of natural gas to retail customers	Portions of New Castle County, Delaware (natural gas)
Atlantic City Electric Company	Purchase and regulated retail sale of electricity	Portions of Southern New Jersey
Transmission and distribution of electricity to retail customers
Basis of Presentation (All Registrants)
This is a combined annual report of all Registrants. The Notes to the Consolidated Financial Statements apply to the Registrants as indicated parenthetically next to each corresponding disclosure. When appropriate, the Registrants are named specifically for their related activities and disclosures. Each of the Registrant’s Consolidated Financial Statements includes the accounts of its subsidiaries. All intercompany transactions have been eliminated, except for the historical transactions between the Utility Registrants and Generation for the purposes of presenting discontinued operations in all periods presented in the Consolidated Statements of Operations and Comprehensive Income.
Through its business services subsidiary, BSC, Exelon provides its subsidiaries with a variety of support services at cost, including legal, human resources, financial, information technology, and supply management services. PHI also has a business services subsidiary, PHISCO, which provides a variety of support services at cost, including legal, accounting, engineering, customer operations, distribution and transmission planning, asset management, system operations, and power procurement, to PHI operating companies. The costs of BSC and PHISCO are directly charged or allocated to the applicable subsidiaries. The results of Exelon’s corporate operations are presented as “Other” within the consolidated financial statements and include intercompany eliminations unless otherwise disclosed.
As of December 31, 2021 and 2020, Exelon owned 100% of Generation, PECO, BGE, and PHI and more than 99% of ComEd. PHI owns 100% of Pepco, DPL, and ACE. As of February 1, 2022, as a result of the completion of the separation, Exelon no longer owns any interest in Generation. The separation of Constellation Energy Corporation, including Generation and its subsidiaries, meets the criteria for discontinued operations and as such, its results of operations are presented as discontinued operations and have been excluded from continuing operations for all periods presented. Accounting rules require that certain BSC costs previously allocated to Generation be presented as part of Exelon’s continuing operations as these costs do not qualify as expenses of the discontinued operations. Comprehensive income, shareholders' equity, and cash flows related to Generation have not been segregated and are included in the Consolidated Statements of Operations and Comprehensive Income, Consolidated Statements of Changes in Shareholders’ Equity, and Consolidated Statements of Cash Flows, respectively, for all periods presented. See Note 2 — Discontinued Operations for additional information.
The accompanying consolidated financial statements have been prepared in accordance with GAAP for annual financial statements and in accordance with the instructions to Form 10-K and Regulation S-X promulgated by the SEC.
COVID-19 (All Registrants)
The Registrants have taken steps to mitigate the potential risks posed by the global outbreak (pandemic) of the 2019 novel coronavirus (COVID-19). The Registrants provide a critical service to their customers and have taken measures to keep employees who operate the business safe and minimize unnecessary risk of exposure to the virus, including extra precautions for employees who work in the field. The Registrants have implemented work from home policies where appropriate and imposed travel limitations on employees.

Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and accompanying notes, and the amounts of revenues and expenses reported during the periods covered by those financial statements and accompanying notes. As of December 31, 2021 and 2020, and through the date of this report, management assessed certain accounting matters that require consideration of forecasted financial information, including, but not limited to, allowance for credit losses and the carrying value of goodwill and other long-lived assets, in context with the information reasonably available and the unknown future impacts of COVID-19. The Registrants' future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material impacts to their consolidated financial statements in future reporting periods.
Use of Estimates (All Registrants)
The preparation of financial statements of each of the Registrants in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Areas in which significant estimates have been made include, but are not limited to, the accounting for AROs, pension and OPEB, inventory reserves, allowance for credit losses, goodwill and long-lived asset impairment assessments, derivative instruments, unamortized energy contracts, fixed asset depreciation, environmental costs and other loss contingencies, taxes, and unbilled energy revenues. Actual results could differ from those estimates.
Accounting for the Effects of Regulation (All Registrants)
For their regulated electric and gas operations, the Registrants reflect the effects of cost-based rate regulation in their financial statements, which is required for entities with regulated operations that meet the following criteria: 1) rates are established or approved by a third-party regulator; (2) rates are designed to recover the entities’ cost of providing services or products; and (3) there is a reasonable expectation that rates designed to recover costs can be charged to and collected from customers. The Registrants account for their regulated operations in accordance with regulatory and legislative guidance from the regulatory authorities having jurisdiction, principally the ICC, PAPUC, MDPSC, DCPSC, DEPSC, and NJBPU, under state public utility laws and the FERC under various Federal laws. Regulatory assets and liabilities are amortized and the related expense or revenue is recognized in the Consolidated Statements of Operations consistent with the recovery or refund included in customer rates. The Registrants' regulatory assets and liabilities as of the balance sheet date are probable of being recovered or settled in future rates. If a separable portion of the Registrants' business was no longer able to meet the criteria discussed above, the affected entities would be required to eliminate from their consolidated financial statements the effects of regulation for that portion, which could have a material impact on their financial statements. See Note 3 — Regulatory Matters for additional information.
With the exception of income tax-related regulatory assets and liabilities, the Registrants classify regulatory assets and liabilities with a recovery or settlement period greater than one year as both current and non-current in their Consolidated Balance Sheets, with the current portion representing the amount expected to be recovered from or refunded to customers over the next twelve-month period as of the balance sheet date. Income tax-related regulatory assets and liabilities are classified entirely as non-current in the Registrants’ Consolidated Balance Sheets to align with the classification of the related deferred income tax balances.
The Registrants treat the impacts of a final rate order received after the balance sheet date but prior to the issuance of the financial statements as a non-recognized subsequent event, as the receipt of a final rate order is a separate and distinct event that has future impacts on the parties affected by the order.
Revenues (All Registrants)
Operating Revenues. The Registrants’ operating revenues generally consist of revenues from contracts with customers involving the sale and delivery of power and natural gas and utility revenues from ARP. The Registrants recognize revenue from contracts with customers to depict the transfer of goods or services to customers in an amount that the entities expect to be entitled to in exchange for those goods or services. The primary sources of revenue include regulated electric and natural gas tariff sales, distribution, and transmission services. At the end of each month, the Registrants accrue an estimate for the unbilled amount of energy delivered or services provided to customers.
ComEd records ARP revenue for its best estimate of the electric distribution, energy efficiency, and transmission revenue impacts resulting from future changes in rates that ComEd believes are probable of approval by the ICC and FERC in accordance with its formula rate mechanisms. BGE, Pepco, DPL, and ACE record ARP revenue for their best estimate of the electric and natural gas distribution revenue impacts resulting from future changes in rates that they believe are probable of approval by the MDPSC, DCPSC, and/or NJBPU in accordance with their revenue decoupling mechanisms. PECO, BGE, Pepco, DPL, and ACE record ARP revenue for their best estimate of the transmission revenue impacts resulting from future changes in rates that they believe are probable of approval by FERC in accordance with their formula rate mechanisms. See Note 3 — Regulatory Matters for additional information.
Taxes Directly Imposed on Revenue-Producing Transactions. The Registrants collect certain taxes from customers such as sales and gross receipts taxes, along with other taxes, surcharges, and fees, that are levied by state or local governments on the sale or distribution of electricity and gas. Some of these taxes are imposed on the customer, but paid by the Registrants, while others are imposed on the Registrants. Where these taxes are imposed on the customer, such as sales taxes, they are reported on a net basis with no impact to the Consolidated Statements of Operations and Comprehensive Income. However, where these taxes are imposed on the Registrants, such as gross receipts taxes or other surcharges or fees, they are reported on a gross basis. Accordingly, revenues are recognized for the taxes collected from customers along with an offsetting expense. See Note 22 — Supplemental Financial Information for taxes that are presented on a gross basis.
Leases (All Registrants)
The Registrants recognize a ROU asset and lease liability for operating and finance leases with a term of greater than one year. Operating lease ROU assets are included in Other deferred debits and other assets and operating lease liabilities are included in Other current liabilities and Other deferred credits and other liabilities on the Consolidated Balance Sheets. Finance lease ROU assets are included in Plant, property, and equipment, net and finance lease liabilities are included in Long-term debt due within one year and Long-term debt on the Consolidated Balance Sheets. The ROU asset is measured as the sum of (1) the present value of all remaining fixed and in-substance fixed payments using the rate implicit in the lease whenever that is readily determinable or each Registrant’s incremental borrowing rate, (2) any lease payments made at or before the commencement date (less any lease incentives received), and (3) any initial direct costs incurred. The lease liability is measured the same as the ROU asset, but excludes any payments made before the commencement date and initial direct costs incurred. Lease terms include options to extend or terminate the lease if it is reasonably certain they will be exercised. The Registrants include non-lease components for most asset classes, which are service-related costs that are not integral to the use of the asset, in the measurement of the ROU asset and lease liability.
Expense for operating leases and leases with a term of one year or less is recognized on a straight-line basis over the term of the lease, unless another systematic and rational basis is more representative of the derivation of benefit from use of the leased property. Variable lease payments are recognized in the period in which the related obligation is incurred. Operating lease expense, finance lease expense, and variable lease payments are primarily recorded to Operating and maintenance expense on the Registrants’ Statements of Operations and Comprehensive Income.
Income from operating leases, including subleases, is recognized on a straight-line basis over the term of the lease, unless another systematic and rational basis is more representative of the pattern in which income is earned over the term of the lease. Variable lease income is recognized in the period in which the related obligation is performed. Operating lease income and variable lease income are recorded to Operating revenues on the Registrants’ Statements of Operations and Comprehensive Income.
The Registrants’ operating and finance leases consist primarily of real estate including office buildings and vehicles and equipment. The Registrants account for land right arrangements that provide for exclusive use as leases while shared use land arrangements are generally not leases. The Registrants do not account for secondary use pole attachments as leases.
See Note 10 — Leases for additional information.
Income Taxes (All Registrants)
Deferred federal and state income taxes are recorded on significant temporary differences between the book and tax basis of assets and liabilities and for tax benefits carried forward. Investment tax credits have been deferred in the Registrants’ Consolidated Balance Sheets and are recognized in book income over the life of the related property. The Registrants account for uncertain income tax positions using a benefit recognition model with a two-step approach; a more-likely-than-not recognition criterion; and a measurement approach that measures the position as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. If it is not more-likely-than-not that the benefit of the tax position will be sustained on its technical merits, no benefit is recorded. Uncertain tax positions that relate only to timing of when an item is included on a tax return are considered to have met the recognition threshold. The Registrants recognize accrued interest related to unrecognized tax benefits in Interest expense, net or Other, net (interest income) and recognize penalties related to unrecognized tax benefits in Other, net in their Consolidated Statements of Operations and Comprehensive Income.
Cash and Cash Equivalents (All Registrants)
The Registrants consider investments purchased with an original maturity of three months or less to be cash equivalents.
Restricted Cash and Cash Equivalents (All Registrants)
Restricted cash and cash equivalents represent funds that are restricted to satisfy designated current liabilities. As of December 31, 2021 and 2020, the Registrants' restricted cash and cash equivalents primarily represented the following items:

Registrant	Description
Exelon	Payment of medical, dental, vision, and long-term disability benefits, in addition to the items listed below for the Utility Registrants.
ComEd	Collateral held from suppliers associated with energy and REC procurement contracts, any over-recovered RPS costs and alternative compliance payments received from RES pursuant to FEJA, and costs for the remediation of an MGP site.
PECO	Proceeds from the sales of assets that were subject to PECO’s mortgage indenture.
BGE	Proceeds from the loan program for the completion of certain energy efficiency measures and collateral held from energy suppliers.
PHI	Payment of merger commitments, collateral held from its energy suppliers associated with procurement contracts, and repayment of Transition Bonds.
Pepco	Payment of merger commitments and collateral held from energy suppliers.
DPL	Collateral held from energy suppliers.
ACE	Repayment of Transition Bonds and collateral held from energy suppliers.
Restricted cash and cash equivalents not available to satisfy current liabilities are classified as noncurrent assets. As of December 31, 2021 and 2020, the Registrants' noncurrent restricted cash and cash equivalents primarily represented ComEd’s over-recovered RPS costs and alternative compliance payments received from RES pursuant to FEJA and costs for the remediation of an MGP site, and ACE’s repayment of Transition Bonds.
See Note 15 — Debt and Credit Agreements and Note 22 — Supplemental Financial Information for additional information.
Allowance for Credit Losses on Accounts Receivables (All Registrants)
The allowance for credit losses reflects the Registrants’ best estimates of losses on the customers' accounts receivable balances based on historical experience, current information, and reasonable and supportable forecasts.
The allowance for credit losses is developed by applying loss rates for each Utility Registrant, based on historical loss experience, current conditions, and forward-looking risk factors, to the outstanding receivable balance by customer risk segment. Utility Registrants' customer accounts are written off consistent with approved regulatory requirements. Adjustments to the allowance for credit losses are primarily recorded to Operating and maintenance expense on the Registrants' Consolidated Statements of Operations and Comprehensive Income or Regulatory assets and liabilities on the Registrants' Consolidated Balance Sheets. See Note 3 - Regulatory Matters for additional information regarding the regulatory recovery of credit losses on customer accounts receivable.

The Registrants have certain non-customer receivables in Other deferred debits and other assets which primarily are with governmental agencies and other high-quality counterparties with no history of default. As such, the allowance for credit losses related to these receivables is not material.  The Registrants monitor these balances and will record an allowance if there are indicators of a decline in credit quality.
Variable Interest Entities (Exelon, PHI, and ACE)
Exelon accounts for its investments in and arrangements with VIEs based on the following specific requirements:
•qualitative assessment of factors determinant in whether it has a controlling financial interest,
•ongoing reconsideration of this assessment, and
•where it consolidates a VIE (as primary beneficiary), disclosure of (1) the assets of the consolidated VIE, if they can be used to only settle specific obligations of the consolidated VIE, and (2) the liabilities of a consolidated VIE for which creditors do not have recourse to the general credit of the primary beneficiary.
See Note 21 — Variable Interest Entities for additional information.
Inventories (All Registrants)
Inventory is recorded at the lower of weighted average cost or net realizable value. Provisions are recorded for excess and obsolete inventory. Fossil fuel and materials and supplies are generally included in inventory when purchased. Fossil fuel is expensed to Purchased power and fuel expense when used or sold. Materials and supplies generally includes transmission and distribution materials and are expensed to Operating and maintenance or capitalized to Property, plant, and equipment, as appropriate, when installed or used.
Equity Security Investments with Readily Determinable Fair Values (Exelon, PECO, BGE, PHI, and Pepco)
For investments in equity securities with readily determinable fair values, Exelon reports their investment values based on quoted prices in active markets and realized and unrealized gains and losses are included in earnings. See Note 16 — Fair Value of Financial Assets and Liabilities for additional information.
Property, Plant, and Equipment (All Registrants)
Property, plant, and equipment is recorded at original cost. Original cost includes construction-related direct labor and material costs and indirect construction costs including labor and related costs of departments associated with supporting construction activities. When appropriate, original cost also includes capitalized interest for Exelon Corporate and PHI and AFUDC for regulated property at the Utility Registrants. The cost of repairs and maintenance and minor replacements of property is charged to Operating and maintenance expense as incurred.
Third parties reimburse the Utility Registrants for all or a portion of expenditures for certain capital projects. Such contributions in aid of construction costs (CIAC) are recorded as a reduction to Property, plant, and equipment, net.
Upon retirement, the cost of property, net of salvage, is charged to accumulated depreciation consistent with the composite and group methods of depreciation. Depreciation expense at ComEd, BGE, Pepco, DPL, and ACE includes the estimated cost of dismantling and removing plant from service upon retirement. Actual incurred removal costs are applied against a related regulatory liability or recorded to a regulatory asset if in excess of previously collected removal costs. PECO’s removal costs are capitalized to accumulated depreciation when incurred and recorded to depreciation expense over the life of the new asset constructed consistent with PECO’s regulatory recovery method.
Capitalized Software. Certain costs, such as design, coding, and testing incurred during the application development stage of software projects that are internally developed or purchased for operational use are capitalized within Property, plant, and equipment. Similar costs incurred for cloud-based solutions treated as service arrangements are capitalized within Other Current Assets and Deferred Debits and Other Assets. Such capitalized amounts are amortized ratably over the expected lives of the projects when they become operational, generally not to exceed five years. Certain other capitalized software costs are being amortized over longer lives based on the expected life or pursuant to prescribed regulatory requirements.
Capitalized Interest and AFUDC. During construction, Exelon capitalizes the costs of debt funds used to finance non-regulated construction projects. Capitalization of debt funds is recorded as a charge to construction work in progress and as a non-cash credit to interest expense.
AFUDC is the cost, during the period of construction, of debt and equity funds used to finance construction projects for regulated operations. AFUDC is recorded to construction work in progress and as a non-cash credit to an allowance that is included in interest expense for debt-related funds and other income and deductions for equity-related funds. The rates used for capitalizing AFUDC are computed under a method prescribed by regulatory authorities.
See Note 7 — Property, Plant, and Equipment, Note 8 — Jointly Owned Electric Utility Plant and Note 22 — Supplemental Financial Information for additional information.
Depreciation and Amortization (All Registrants)
Depreciation is generally recorded over the estimated service lives of property, plant, and equipment on a straight-line basis using the group or composite methods of depreciation. The group approach is typically for groups of similar assets that have approximately the same useful lives and the composite approach is used for dissimilar assets that have different lives. Under both methods, a reporting entity depreciates the assets over the average life of the assets in the group. ComEd, BGE, Pepco, DPL, and ACE's depreciation expense includes the estimated cost of dismantling and removing plant from service upon retirement, which is consistent with each utility's regulatory recovery method. PECO's removal costs are capitalized to accumulated depreciation when incurred and recorded to depreciation expense over the life of the new asset constructed consistent with PECO's regulatory recovery method. The estimated service lives for the Registrants are based on a combination of depreciation studies and historical retirements. See Note 7 — Property, Plant, and Equipment for additional information regarding depreciation.
Amortization of regulatory assets and liabilities are recorded over the recovery or refund period specified in the related legislation or regulatory order or agreement. When the recovery or refund period is less than one year, amortization is recorded to the line item in which the deferred cost or income would have originally been recorded in the Registrants’ Consolidated Statements of Operations and Comprehensive Income. Amortization of ComEd’s electric distribution and energy efficiency formula rate regulatory assets and the Utility Registrants' transmission formula rate regulatory assets is recorded to Operating revenues.
Amortization of income tax related regulatory assets and liabilities is generally recorded to Income tax expense. Except for the regulatory assets and liabilities discussed above, amortization is generally recorded to Depreciation and amortization in the Registrants’ Consolidated Statements of Operations and Comprehensive Income when the recovery period is more than one year.
See Note 3 — Regulatory Matters and Note 22 — Supplemental Financial Information for additional information regarding the amortization of the Registrants' regulatory assets.
Asset Retirement Obligations (All Registrants)
The Registrants estimate and recognize a liability for their legal obligation to perform asset retirement activities even though the timing and/or methods of settlement may be conditional on future events. The Registrants update their AROs either annually or on a rotational basis at least once every three years, based on a risk profile, unless circumstances warrant more frequent updates. The updates factor in new cost estimates, credit-adjusted, risk-free rates (CARFR) and escalation rates, and the timing of cash flows. AROs are accreted throughout each year to reflect the time value of money for these present value obligations through an increase to regulatory assets. See Note 9 — Asset Retirement Obligations for additional information.
Guarantees (All Registrants)
If necessary, the Registrants recognize a liability at the time of issuance of a guarantee for the fair value of the obligations they have undertaken by issuing the guarantee. The liability is reduced or eliminated as the Registrants are released from risk under the guarantee. Depending on the nature of the guarantee, the release from risk of the Registrant may be recognized only upon the expiration or settlement of the guarantee or by a systematic and rational amortization method over the term of the guarantee. See Note 17 — Commitments and Contingencies for additional information.
Asset Impairments
Long-Lived Assets (All Registrants). The Registrants evaluate the carrying value of long-lived assets for recoverability whenever events or changes in circumstances indicate that the carrying value of those assets may not be recoverable. Indicators of impairment may include specific regulatory disallowance, abandonment, or plans to dispose of a long-lived asset significantly before the end of its useful life. When the estimated undiscounted future cash flows attributable to the long-lived asset may not be recoverable, the amount of the impairment loss is determined by measuring the excess of the carrying amount of the long-lived asset over its fair value.
Goodwill (Exelon, ComEd, and PHI). Goodwill represents the excess of the purchase price paid over the estimated fair value of the net assets acquired and liabilities assumed in the acquisition of a business. Goodwill is not amortized but is assessed for impairment at least annually or on an interim basis if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. See Note 11 — Intangible Assets for additional information.
Derivative Financial Instruments (All Registrants)
Derivatives are recognized on the balance sheet at their fair value unless they qualify for certain exceptions, including NPNS. For derivatives intended to serve as economic hedges, changes in fair value are recognized in earnings each period. Changes in fair value may be recorded as a regulatory asset or liability if there is an ability to recover or return the associated costs. Cash inflows and outflows related to derivative instruments are included as a component of operating, investing, or financing cash flows in the Consolidated Statements of Cash Flows, depending on the nature of each transaction. See Note 3 — Regulatory Matters and Note 14 — Derivative Financial Instruments for additional information.
Retirement Benefits (All Registrants)
Exelon sponsors defined benefit pension plans and OPEB plans for substantially all current employees.
The plan obligations and costs of providing benefits under these plans are measured as of December 31. The measurement involves various factors, assumptions, and accounting elections. The impact of assumption changes or experience different from that assumed on pension and OPEB obligations is recognized over time rather than immediately recognized in the Consolidated Statements of Operations and Comprehensive Income. Gains or losses in excess of the greater of ten percent of the projected benefit obligation or the MRV of plan assets are amortized over the expected average remaining service period of plan participants. See Note 13 — Retirement Benefits for additional information.